Change in Accounting Principle	12 Months Ended
Dec. 31, 2012
Change in Accounting Principle
Change in Accounting Principle
During the fourth quarter of 2012, we changed our method of recognizing actuarial gains and losses for all of our pension and other post-retirement plans. Historically, we recognized actuarial gains and losses as a component of AOCI in our Consolidated Balance Sheets and amortized them into our Consolidated Statements of Operations and Comprehensive Income (Loss) over the average future service period of the active employees of these plans to the extent such gains and losses were outside of a corridor. We elected to immediately recognize actuarial gains and losses in our Consolidated Statements of Operations and Comprehensive Income (Loss) on the basis that it is preferable to accelerate the recognition of such gains and losses into income rather than to delay such recognition. Additionally, for purposes of calculating the expected return on plan assets, we will no longer use a calculated value for the market-related valuation of plan assets, but instead will use the actual fair value of our plan assets. These changes will improve transparency in our operating results by more quickly recognizing the effects of external conditions on our plan obligations, investments and assumptions. We applied these changes retrospectively to all periods presented. The cumulative effect of the change on retained earnings as of January 1, 2010 was a reduction of $58.9 million, with an offset to AOCI. The annual recognition of actuarial losses totaled $146.6 million, $65.7 million and $13.6 million for the years ended December 31, 2012, 2011 and 2010, respectively. This change did not have an impact on cash provided by operating activities for any period presented.
The following table presents our results under our historical method and our results had we applied these new methods for the periods presented:

In thousands, except per-share data	Computed under previous method	Recognized under new method	Effect of Change
As of and for the year ended December 31, 2012
Statement of Operations and Comprehensive Income (Loss)
Selling, general and administrative	$1,016,698	$1,158,436	$141,738
Provision (benefit) for income taxes	(24,076)	(79,353)	(55,277)
Income (loss) from continuing operations	(18,151)	(104,612)	(86,461)
Net income (loss) attributable to Pentair Ltd.	(20,725)	(107,186)	(86,461)
Amortization of pension and other post-retirement prior service cost and transition obligation	(86,714)	(253)	86,461
Basic earnings (loss) per share attributable to Pentair Ltd.	$(0.16)	$(0.84)	$(0.68)
Diluted earnings (loss) per share attributable to Pentair Ltd.	(0.16)	(0.84)	$(0.68)
Balance Sheet
Retained earnings	$1,492,258	$1,292,288	$(199,970)
Accumulated other comprehensive income (loss)	(211,568)	(11,598)	199,970
Statement of Cash Flows
Net income (loss) before noncontrolling interest	$(18,151)	$(104,612)	$(86,461)
Pension and other post-retirement expense	25,798	167,536	141,738
Other current liabilities	82,455	27,178	(55,277)

	Previously Reported	Adjusted	Effect of Change
As of and for the year ended December 31, 2011
Statement of Operations and Comprehensive Income (Loss)
Selling, general and administrative	$626,527	$694,841	$68,314
Provision for income taxes	73,059	46,417	(26,642)
Income (loss) from continuing operations	38,521	(3,151)	(41,672)
Net income (loss) attributable to Pentair Ltd.	34,222	(7,450)	(41,672)
Amortization of pension and other post-retirement prior service cost and transition obligation	(41,683)	(11)	41,672
Basic earnings (loss) per share attributable to Pentair Ltd.	$0.35	$(0.08)	$(0.43)
Diluted earnings (loss) per share attributable to Pentair Ltd.	0.34	(0.08)	$(0.42)
Balance Sheet
Retained earnings	$1,579,290	$1,465,780	$(113,510)
Accumulated other comprehensive income (loss)	(151,241)	(37,731)	113,510
Statement of Cash Flows
Net income (loss) before noncontrolling interest	$38,521	$(3,151)	$(41,672)
Pension and other post-retirement expense	16,031	84,345	68,314
Other current liabilities	18,688	(7,954)	(26,642)

	Previously Reported	Adjusted	Effect of Change
For the year ended December 31, 2010
Statement of Operations and Comprehensive Income (Loss)
Selling, general and administrative	$529,329	$550,501	$21,172
Provision for income taxes	97,200	88,943	$(8,257)
Income from continuing operations	202,947	190,032	$(12,915)
Net income attributable to Pentair Ltd.	197,828	184,913	$(12,915)
Amortization of pension and other post-retirement prior service cost and transition obligation	(12,762)	153	$12,915
Basic earnings per share attributable to Pentair Ltd.	$2.01	$1.88	$(0.13)
Diluted earnings per share attributable to Pentair Ltd.	1.99	1.86	$(0.13)
Statement of Cash Flows
Net income (loss) before noncontrolling interest	$202,321	$189,406	$(12,915)
Pension and other post-retirement expense	12,926	34,098	$21,172
Other current liabilities	7,462	(795)	$(8,257)